CONDENSED PARENT COMPANY FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED PARENT COMPANY FINANCIAL STATEMENTS
Schedule of condensed balance sheets of parent Company

	At December 31,
	2012	2011
	(In thousands)

ASSETS

Non-interest bearing deposit in the Bank	$4,840	$745
Loan to the Bank for ESOP	1,153	343
Investment in subsidiary	24,556	19,239
Other assets	14	5

Total assets	$30,563	$20,332

LIABILITIES AND STOCKHOLDERS’ EQUITY

Other liabilities	$—	$3
Stockholders’ equity	30,563	20,329

Total liabilities and stockholders’ equity	$30,563	$20,332

Schedule of net income of operations of parent Company

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Interest income on ESOP loan	$33	$54
Non-interest expense	105	65
Loss before income taxes and equity in undistributed net income of the Bank	(72)	(11)
Applicable income tax benefit	29	4

Loss before equity in undistributed net income of subsidiary	(43)	(7)

Equity in undistributed net income of subsidiary	991	1,018

Net income	$948	$1,011

Schedule of condensed statements of cash flows of parent Company

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Cash flows from operating activities:
Net income	$948	$1,011
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of ESOP loan	85	83
Equity in undistributed income of subsidiary	(991)	(1,018)
Other, net	(28)	(43)
Net cash provided by operating activities	14	33

Cash flows from investing activities:
Capital contribution to the Bank	(4,966)	—
Net cash used by investing activities	(4,966)	—

Cash flows from financing activities:
Net proceeds from issuance of common stock	9,050	—
Purchase of treasury stock	(8)
Cash received from Georgetown Bancorp, MHC due to reorganization	5
Net cash provided by financing activities	9,047	—

Net change in cash and cash equivalents	4,095	33

Cash and cash equivalents at beginning of period	745	712

Cash and cash equivalents at end of period	$4,840	$745

Supplementary information:
Transfer from other assets to ESOP loan with the Bank	$15	$—